Investment Objectives and Goals - FT Vest International Equity Moderate Buffer ETF - March	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest International Equity Moderate Buffer ETF – March (YMAR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest International Equity Moderate Buffer ETF – March (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI EAFE ETF (the "Underlying ETF"), up to a predetermined upside cap of 15.82% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from March 23, 2026 through March 19, 2027.